Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2020
Parent Company Only Condensed Financial Information
Parent Company Only Condensed Financial Information

31. Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S‑X Rule 4‑08 (e) (3), General Notes to Financial Statements and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general‑purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2019 and 2020.

Condensed balance sheets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	641,007	1,149,374	176,149
Time deposits and short‑term investments	493,522	14,486,070	2,220,087
Amounts due from subsidiaries of the Group	4,917,305	14,065,341	2,155,609
Prepayments and other current assets	15,205	—	—
Total current assets	6,067,039	29,700,785	4,551,845
Non‑current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	81,077	42,754	6,553
Long‑term investments	90,724	64,916	9,949
Total non‑current assets	171,801	107,670	16,502
Total assets	6,238,840	29,808,455	4,568,347
LIABILITIES
Current liabilities:
Accruals and other current liabilities	9,019	4,858	744
Warrants and derivative liabilities	1,648,690	—	—
Total current liabilities	1,657,709	4,858	744
Total liabilities	1,657,709	4,858	744

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$ Note 2(e)
MEZZANINE EQUITY
Series Pre‑A convertible redeemable preferred shares	434,886	—	—
Series A‑1 convertible redeemable preferred shares	980,949	—	—
Series A‑2 convertible redeemable preferred shares	1,074,959	—	—
Series A‑3 convertible redeemable preferred shares	619,770	—	—
Series B‑1 convertible redeemable preferred shares	1,347,607	—	—
Series B‑2 convertible redeemable preferred shares	710,303	—	—
Series B‑3 convertible redeemable preferred shares	1,551,080	—	—
Series C convertible redeemable preferred shares	3,536,108	—	—
Total mezzanine equity	10,255,662	—	—
SHAREHOLDERS' (DEFICIT)/EQUITY
Class A Ordinary shares	10	1,010	145
Class B Ordinary shares	155	235	36
Additional paid in capital	—	37,289,761	5,714,907
Accumulated other comprehensive income/(loss)	15,544	(1,005,184)	(154,041)
Accumulated deficit	(5,690,240)	(6,482,225)	(993,444)
Total shareholders' (deficit)/equity	(5,674,531)	29,803,597	4,567,603
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	6,238,840	29,808,455	4,568,347

Condensed statements of comprehensive loss

	For the Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(14,643)	(5,114)	(9,424)	(1,444)
Total operating expenses	(14,643)	(5,114)	(9,424)	(1,444)
Loss from operations	(14,643)	(5,114)	(9,424)	(1,444)
Other income/(expense)
Interest expense	—	(9,332)	—	—
Interest income	598	20,505	4,467	685
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(1,487,183)	(2,031,371)	(520,093)	(79,708)
Change in fair value of warrants and derivative liabilities	—	(426,425)	272,327	41,736
Investment (loss)/income, net	(28,780)	14,880	106,823	16,371
Foreign exchange loss	(2,310)	(1,084)	(5,861)	(898)
Others, net	—	(595)	104	15
Loss before income tax expense	(1,532,318)	(2,438,536)	(151,657)	(23,243)
Income tax expense	—	—	—	—
Net loss	(1,532,318)	(2,438,536)	(151,657)	(23,243)
Accretion on convertible redeemable preferred shares to redemption value	(317,320)	(743,100)	(651,190)	(99,799)
Deemed dividend to preferred shareholders upon extinguishment, net (Note 23)	—	(217,362)	—	—
Effect of exchange rate changes on convertible redeemable preferred shares	—	117,391	10,862	1,665
Net loss attributable to ordinary shareholders of Li Auto Inc.	(1,849,638)	(3,281,607)	(791,985)	(121,377)
Net loss	(1,532,318)	(2,438,536)	(151,657)	(23,243)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	12,954	2,851	(1,020,728)	(156,423)
Total comprehensive loss, net of tax	(1,519,364)	(2,435,685)	(1,172,385)	(179,666)

Condensed statements of cash flows

	For the Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	224,318	26,492	109,961	16,852
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to, and investments in subsidiaries, VIEs and VIEs’ subsidiaries	(1,099,424)	(4,384,396)	(10,006,889)	(1,533,623)
Purchase of long‑term investments	(100,303)	—	—	—
Placement of time deposit	—	(1,725,148)	—	—
Withdraw of time deposit	—	1,265,877	463,527	71,039
Placement of short‑term investments	—	(35,157)	(75,367,086)	(11,550,511)
Withdraw of short-term investments	—	—	60,452,428	9,264,740
Net cash used in investing activities	(1,199,727)	(4,878,824)	(24,458,020)	(3,748,355)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	958,658	5,254,333	3,851,034	590,197
Proceeds from issuance of convertible promissory notes	—	168,070	—	—
Proceeds from IPO and concurrent private placements, net of issuance cost	—	—	11,034,685	1,691,139
Proceeds from follow-on offering, net of issuance costs	—	—	9,990,955	1,531,181
Net cash provided by financing activities	958,658	5,422,403	24,876,674	3,812,517
Effects of exchange rate changes on cash and cash equivalents	4,716	25,595	(20,248)	(3,104)
Net (decrease)/increase in cash, cash equivalents	(12,035)	595,666	508,367	77,910
Cash, cash equivalents at beginning of the year	57,376	45,341	641,007	98,239
Cash, cash equivalents at end of the year	45,341	641,007	1,149,374	176,149

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.

For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the condensed balance sheets as “investments in subsidiaries, VIEs and VIEs’ subsidiaries” and shares in the subsidiaries and VIEs’ loss are presented as “equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries” in the condensed statements of comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.